INTERIM FINANCIAL INFORMATION (Unaudited)	6 Months Ended
Jun. 20, 2016
Cablevision Systems Corporation And Subsidiaries
Selected Quarterly Financial Information
INTERIM FINANCIAL INFORMATION (Unaudited)

INTERIM FINANCIAL INFORMATION (Unaudited)

        The following is a summary of the Company's selected quarterly financial data for the years ended December 31, 2016 and 2015:

2016:	March 31, 2016	April 1 to June 20, 2016
Revenue	$1,645,890	$1,491,714
Operating expenses	(1,394,635)	(1,267,663)

Operating income	$251,255	$224,051

Net income	$94,311	$69,201
Net loss attributable to noncontrolling interests	66	170

Net income attributable to Cablevision Systems Corporation stockholders	$94,377	$69,371

Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.35	$0.25

Loss from discontinued operations, net of income taxes	$—	$—

Net income	$0.35	$0.25

Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.34	$0.25

Loss from discontinued operations, net of income taxes	$—	$—

Net income	$0.34	$0.25

Amounts attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$94,377	$69,371
Loss from discontinued operations, net of income taxes	—	—

Net income	$94,377	$69,371

	Predecessor
2015:	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015	Total 2015
Revenue	$1,622,352	$1,661,940	$1,624,828	$1,636,425	$6,545,545
Operating expenses	(1,398,601)	(1,417,476)	(1,441,712)	(1,439,285)	(5,697,074)

Operating income	$223,751	$244,464	$183,116	$197,140	$848,471

Income from continuing operations, net of income taxes	$54,901	$75,676	$23,431	$33,781	$187,789
Income (loss) from discontinued operations, net of income taxes	(10,502)	—	(406)	(1,633)	(12,541)

Net income	44,399	75,676	23,025	32,148	175,248
Net loss (income) attributable to noncontrolling interests	234	(81)	78	(30)	201

Net income attributable to Cablevision Systems Corporation stockholders	$44,633	$75,595	$23,103	$32,118	$175,449

Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.21	$0.28	$0.09	$0.12	$0.70

Income (loss) from discontinued operations, net of income taxes	$(0.04)	$—	$—	$(0.01)	$(0.05)

Net income	$0.17	$0.28	$0.09	$0.12	$0.65

Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$0.20	$0.27	$0.08	$0.12	$0.68

Income (loss) from discontinued operations, net of income taxes	$(0.04)	$—	$—	$(0.01)	$(0.05)

Net income	$0.16	$0.27	$0.08	$0.12	$0.63

Amounts attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes	$55,135	$75,595	$23,509	$33,751	$187,990
Income (loss) from discontinued operations, net of income taxes	(10,502)	—	(406)	(1,633)	(12,541)

Net income	$44,633	$75,595	$23,103	$32,118	$175,449